Commitments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Commitments [Text Block]
Note 8	Commitments

a)

On December 30, 2010, the Company entered into an extension agreement on an existing lease, which commenced on April 1, 2011 and expires March 31, 2012. The monthly lease payment under the extension agreement is $1,667. The lease expense for the months ended July 31, 2011 was $5,001 (2010 - $7,017).

b)

On April 29, 2005, the Company entered into a lease for office premises, which commenced on October 1, 2005 and expires on September 30, 2012 for which a deposit of $10,387 was made. The monthly lease payment under this agreement is $10,387 plus $9,102 in operating costs. The Company is subleasing part of these premises for a monthly charge of $7,852. The sublease commenced on August 1, 2007 and expires on September 30, 2012. On July 17, 2009, the Company signed a new subleasing agreement for another part of these premises, which commenced on August 1, 2009 and expires September 30, 2012. The monthly charge under this subleasing agreement is $3,364 (CDN$3,216) plus $3,318 (CDN$3,171) in operating costs. The lease expense net of rental revenue for the three months ended July 31, 2011 was $14,865 (2010 - $14,865).

c)

On July 10, 2006, the Company entered into a lease for its head office premises of 15,559 square feet, which commenced on December 1, 2006 and expires on September 29, 2011 for which a deposit of $86,652 was made. The monthly lease payment under this agreement is $24,417 plus $22,979 in operating costs. On January 11, 2011, the Company entered into a new agreement on this lease, which commences on October 1, 2011, and expires September 30, 2014 for which a deposit of $52,310 was made. The monthly lease payment under the agreement is $21,165 plus $20,581 in operating costs. The lease expense net of rental revenue for the three months ended July 31, 2011 was $142,188 (2010 - $142,188). Management believes that this office space is adequate for the operations of the Company for the foreseeable future.

d)

On May 1, 2009, the Company modified its existing lease agreement for office premises, as a result of which it surrendered a substantial part of the previously leased area. The new agreement commenced on May 1, 2009 and expires on April 20, 2012. The monthly lease payment under this agreement is $6,969 (CDN$6,662). This lease expense is a related party transaction as it was incurred with a company with a director in common with the Company. The lease expense for the three months ended July 31, 2011 was $20,907 (2010 - $20,907).

e)

On March 12, 2009, the Company and its wholly-owned subsidiary, CounterPath Technologies Inc., entered into a settlement agreement with a founder and former officer of the Company. Under the settlement agreement, the Company will pay a total of $517,869 (CDN$495,000) over 45 months at a rate of CDN$11,000 per month and pay for health benefits for 33 months from the date of the agreement.

f)

On August 2, 2011, the Company entered into extension of an existing lease agreement which commenced on August 1, 2011 and expires on February 28, 2013. The monthly lease payment under the new extension agreement is $6,700. The lease expense for the three months ended July 31, 2011 was $21,825 (2010 - $27,600).

g)

On July 20, 2011, the Company entered into an agreement for investor relations services which commences on August 1, 2011 and expires on July 31, 2012, where under the Company may terminate the agreement on 30 days’ notice after December 31, 2011. The monthly fee under this agreement is $6,277 (CDN$6,000).

Total payable over the term of the agreements for the years ended April 30 are as follows:

		Office Leases
	Office Leases –	– Unrelated	Sub Lease	Total Office	Settlement	Investor
	Related Party	Party	Income	Leases	Agreement	Relations
2012	$62,725	$510,679	$(130,812)	$442,592	$103,574	$37,662
2013	-	690,940	(72,673)	618,267	86,312	-
2014	-	539,449	-	539,449	-	-
2015	–	181,615	-	181,615	-	-
	$62,725	$1,922,683	$(203,485)	$1,781,923	$189,886	$37,662

Note 12	Commitments

a)

On December 30, 2010, the Company entered into an extension agreement on an existing lease, which commenced on April 1, 2011 and expires March 31, 2012. The monthly lease payment under the extension agreement is $1,715. The lease expense for the year ended April 30, 2011 was $25,729 (2010 - $28,569).

b)

On April 29, 2005, the Company entered into a lease for office premises, which commenced on October 1, 2005 and expires on September 30, 2012 for which a deposit of $10,448 was made. The monthly lease payment under this agreement is $10,448 plus $9,154 in operating costs. The Company is subleasing part of these premises for a monthly charge of $7,898. The sublease commenced on August 1, 2007 and expires on September 30, 2012. On July 17, 2009, the Company signed a new subleasing agreement for another part of these premises, which commenced on August 1, 2009 and expires September 30, 2012. The monthly charge under this subleasing agreement is $3,384 (CDN$3,216) plus $3,337 (CDN$3,171) in operating costs. The lease expense net of rental revenue for the year ended April 30, 2011 was $59,792 (2010 - $75,901).

c)

On July 10, 2006, the Company entered into a lease for our head office premises of 15,559 square feet, which commenced on December 1, 2006 and expires on September 29, 2011 for which a deposit of $87,158 was made. The monthly lease payment under this agreement is $24,559 plus $23,113 in operating costs. On January 11, 2011, the Company entered into a new agreement on this lease, which commences on October 1, 2011, and expires September 30, 2014 for which a deposit of $52,615was made. The monthly lease payment under the agreement is $21,289 plus $20,702 in operating costs. The lease expense net of rental revenue for the year ended April 30, 2011 was $531,550 (2010 - $554,736). Management believes that this office space is adequate for the operations of the Company for the foreseeable future.

d)

On May 1, 2009, the Company modified its existing lease agreement for office premises, as a result of which it surrendered a substantial part of the previously leased area. The new agreement commenced on May 1, 2009 and expires on April 20, 2012. The monthly lease payment under this agreement is $7,010 (CDN$ 6,662). This lease expense is a related party transaction as it was incurred with a company with a director in common with the Company. The lease expense for the year ended April 30, 2011 was $84,121 (2010 - $84,121).

e)

On March 12, 2009, the Company and its wholly-owned subsidiary, CounterPath Technologies Inc., entered into a settlement agreement with a founder and former officer of the Company. Under the settlement agreement, the Company will pay a total of $520,889 (CDN$495,000) over 45 months at a rate of CDN$11,000 per month and pay for health benefits for 33 months from the date of the agreement.

f)

On July 29, 2010, the Company entered into extension of an existing lease agreement which commenced on August 1, 2010 and expires on July 31, 2011. The monthly lease payment under the new extension agreement is $7,275. The lease expense for the year ended April 30, 2011 was $93,075 (2010 - $109,800).

Total rent expense for the year ended April 30, 2011 was $1,011,913 (2010 - $921,691). Total sublease income for the year ended April 30, 2011 was $223,098 (2010 - $150,727).

The total payable over the term of the agreements for the years ended April 30, are as follows:

		Office Leases
	Office Leases –	– Unrelated	Sub Lease	Total Office	Settlement
	Related Party	Party	Income	Leases	Agreement
2012	$84,121	$669,398	$(175,432)	$578,087	$225,719
2013	–	627,578	(73,097)	554,481	–
2014	–	542,594	–	542,594	–
2015	–	182,674	–	182,674	–
	$84,121	$2,022,244	$(248,529)	$1,857,836	$225,719